Parties-in-Interest Transactions and Related Party Transactions	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions and Related Party Transactions

5. Parties-in-interest Transactions and Related Party Transactions

Fees paid by the Plan to the trustees for administrative and investment services approximated $143,000 for the year ended December 31, 2024. Fees paid by the Plan to the Investment Manager approximated $55,000 for the year ended December 31, 2024. Fees paid for investment management services were included as a reduction of the return earned on each fund.

Transactions in Company common stock qualify as party-in-interest transactions. The investments in the common stock of the Company earned dividend income of $334,858 during 2024, of which $87,637 is accrued at December 31, 2024.